Document and Entity Information	3 Months Ended
Mar. 31, 2015
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
AmendmentDescription	This is an amendment to Form S-1 to update the first quarter financials.
Document Period End Date	Mar. 31, 2015
Trading Symbol	CVRS
Entity Registrant Name	Corindus Vascular Robotics, Inc.
Entity Central Index Key	0001528557
Entity Filer Category	Smaller Reporting Company